Condensed Financial Information of the Parent Company - Condensed Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Condensed Statements of Operations and Comprehensive Loss [Line Items]
Income/(loss) before income taxes	$ 150,344	$ (716,678)	$ 1,452,333
Income tax (provision)/benefit	(589,680)	63,950	(385,958)
Net (loss)/income	(439,336)	(652,728)	1,066,375
Other comprehensive (loss)/income:
Foreign currency translation difference	(74,851)	(15,524)	(57,722)
Total comprehensive (loss)/income	$ (514,187)	$ (668,252)	$ 1,008,653